Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Semiconductor ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.5%
Advanced Micro Devices, Inc.
(a)
........... 6,388,256 $ 3,711,001,793
Analog Devices, Inc. ................... 3,983,306 1,582,049,644
Applied Materials, Inc. ................. 3,662,820 2,648,218,860
ARM Holdings plc , ADR
(a) (b)
.............. 1,022,837 362,667,315
ASE Technology Holding Co. Ltd. , ADR ...... 12,364,480 557,885,338
ASML Holding NV (Registered), NYRS , ADR
(b)
. 531,261 1,056,911,884
Astera Labs, Inc.
(a) (b)
................... 2,870,329 1,386,426,314
Broadcom, Inc. ...................... 7,379,586 2,787,638,612
Credo Technology Group Holding Ltd.
(a)
...... 3,392,591 922,615,122
Entegris, Inc.
(b)
...................... 3,108,954 559,176,466
Intel Corp.
(a)
........................ 20,795,911 2,903,733,053
KLA Corp. .......................... 8,578,227 2,588,136,868
Lam Research Corp. .................. 5,180,989 2,245,077,963
MACOM Technology Solutions Holdings, Inc.
(a) (b)
1,415,406 538,377,980
Marvell Technology, Inc.
(b)
............... 7,506,918 2,236,235,803
Microchip Technology, Inc. ............... 10,900,715 994,145,208
Micron Technology, Inc. ................. 3,395,438 3,919,320,129
Monolithic Power Systems, Inc. ........... 971,625 1,343,135,535
Nova Ltd.
(a) (b)
........................ 651,125 353,521,808
NVIDIA Corp. ....................... 15,615,128 3,124,430,962
NXP Semiconductors NV ............... 5,129,884 1,441,651,301
ON Semiconductor Corp.
(a)
.............. 7,990,826 755,452,690
QUALCOMM, Inc. .................... 6,567,155 1,213,544,572
Rambus, Inc.
(a) (b)
..................... 2,201,014 292,162,598
Skyworks Solutions, Inc.
(b)
............... 3,072,595 208,321,941
STMicroelectronics NV, NYRS , ADR
(b)
....... 4,834,530 362,057,952
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 4,095,125 1,955,708,846
Teradyne, Inc. ....................... 3,190,048 1,543,472,824
Texas Instruments, Inc. ................. 5,392,864 1,607,450,972
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp. , ADR
(a)
....... 17,141,462 $ 466,419,181
Total Long-Term Investments — 99 .5%
(Cost: $ 36,865,065,225 ) ............................ 45,666,949,534
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 580,399,020 580,573,139
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 43,476,044 43,476,044
Total Short-Term Securities — 1 .4%
(Cost: $ 623,989,012 ) .............................. 624,049,183
Total Investments — 100 .9%
(Cost: $ 37,489,054,237 ) ............................ 46,290,998,717
Liabilities in Excess of Other Assets — (0.9) % ............. (420,244,942)
Net Assets — 100.0% ...............................
$ 45,870,753,775
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 231,264,181 $ 349,304,270
(a)
$ — $ (30,103) $ 34,791 $ 580,573,139 580,399,020 $ 177,497
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 22,299,032 21,177,012
(a)
— — — 43,476,044 43,476,044 313,317 —
$ (30,103) $ 34,791 $ 624,049,183 $ 490,814 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Semiconductor ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 514 09/18/26 $ 199,129 $ 791,439
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 45,666,949,534 $ — $ — $ 45,666,949,534
Short-Term Securities
Money Market Funds ...................................... 624,049,183 — — 624,049,183
$ 46,290,998,717 $ — $ — $ 46,290,998,717
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 791,439 $ — $ — $ 791,439
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares